BORROWINGS Borrowings - - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Subordinated debt, original issue	$ 120,000
Subordinated Borrowing, Interest Rate	5.125%
Securities Sold under Agreements to Repurchase	$ 0	$ 25,000
Book value of FHLB collateral	$ 3,300,000